GSK License Agreement - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 USD ($)
GlaxoSmithKline [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue recognized	$ 3,000,000